Right-of-use assets and associated lease liabilities - Narrativo (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Detail information about right of use and associated liabilities [Line Items]
Carry out several phases of a project for periods of less than a year or are considered to have low value	€ 5,000
Disposals due to payments lease liabilities	(121,000,000)	€ (104,000,000)
Additions to right-of-use assets	190,000,000	143,000,000
Leases expenses [Member]
Detail information about right of use and associated liabilities [Line Items]
Lease expenses recognized in operating profit loss			€ 251,000,000
Construction division [Member]
Detail information about right of use and associated liabilities [Line Items]
Additions to right-of-use assets	€ 166,000,000	€ 109,000,000